Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, service period for eligibility	3 months
Expenses recognized related to retirement plans	$ 1.6	$ 1.3	$ 0.9